Lease Inducement (Narrative) (Details) (CAD)	12 Months Ended
Feb. 28, 2015 Y
Lease Inducement 1	115,016
Lease Inducement 2	5
Lease Inducement 3	0
Lease Inducement 4	0
Lease Inducement 5	24,491